Shareholders' Equity (Shares of Common Stock Outstanding) (Details)	0 Months Ended	1 Months Ended		12 Months Ended
	Jul. 01, 2011	Aug. 31, 2010	Sep. 17, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity [Abstract]
Number of shares outstanding at beginning of year				3,600,886,932	3,669,044,614	2,604,779,843
New issue	103,429,360			103,429,360		800,000,000
Conversion of convertible bonds						258,040,481
Common shares repurchased		75,000,000	75,000,000	(50,093,031)	(75,030,934)	(26,857)
Sales of common stock				1,530	2,409	6,328
Common stock issued to employees				9,271,600	6,870,600	6,122,900
Other net change in treasury stock				(12,496)	243	121,919
Number of shares outstanding at end of year				3,663,483,895	3,600,886,932	3,669,044,614